Segments (Details) - Schedule of the financial statements of balance sheet accounts of the segment - USD ($) $ in Thousands	Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Insurance platform [Member]
Segments (Details) - Schedule of the financial statements of balance sheet accounts of the segment [Line Items]
Assets related to segments	$ 62,522	[1]	$ 86,474	[2]
Non allocated Assets
Liabilities related to segments		[3]		[4]
Non allocated liabilities
Mobile resource management [Member]
Segments (Details) - Schedule of the financial statements of balance sheet accounts of the segment [Line Items]
Assets related to segments					$ 7,017
Non allocated Assets
Liabilities related to segments					(2,861)
Non allocated liabilities
Online stock trading [Member]
Segments (Details) - Schedule of the financial statements of balance sheet accounts of the segment [Line Items]
Assets related to segments	56,632	[4]	60,581	[5]
Non allocated Assets
Liabilities related to segments	(3,552)		(3,953)
Non allocated liabilities
Consolidated [Member]
Segments (Details) - Schedule of the financial statements of balance sheet accounts of the segment [Line Items]
Assets related to segments	119,154		147,055		14,054
Non allocated Assets	45,690		30,756		63,679
Liabilities related to segments	(23,584)		(27,469)		(3,499)
Non allocated liabilities	(2,341)		(2,620)		$ (8,538)
Total Equity	$ 138,919		$ 147,722

[1]	Includes $11,440 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
[2]	Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
[3]	Includes $2,974 of deferred tax liability, derived from GFHI acquisition.
[4]	Includes $3,728 of deferred tax liability, derived from GFHI acquisition.
[5]	Includes $1,222 of intangible assets.